Summary of Significant Accounting Policies (Details Narrative) (Sounds Concept, Inc.) - Sound Concepts, Inc. [Member] - USD ($)	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts insured by FDIC	$ 250,000
Allowance for doubtful accounts	25,000		$ 10,000	$ 34,000
Inventory reserves	40,000		97,000	173,000
Impairment of long-lived assets
Advertising costs	$ 1,000	$ 0	$ 24,000	$ 19,000